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                                  Prospectus Supplement dated Nov. 9, 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 G (5/09)       S-6504 G (5/09)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------


This information in this supplement updates and amends certain information contained in your current variable annuity product prospectus. Please read it carefully and keep it with your variable annuity contract product prospectus.

The Guaranteed Minimum Accumulation Benefit (Accumulation Benefit) rider is available with RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity and RiverSource Retirement Advisor 4 Select(R) Variable Annuity contracts purchased on or after Nov. 9, 2009.

All provisions in your current prospectus related to the Accumulation Benefit rider will remain unchanged, except for the following changes relating to the current charge for Accumulation Benefit rider:

The "Expense Summary -- Optional Rider Fees" section of the prospectus has been revised as follows:

  ACCUMULATION BENEFIT RIDER FEE               MAXIMUM: 2.50%                       CURRENT: 1.25%*


(Charged annually as a percentage of the contract value or the minimum contract accumulation value, whichever is greater. The fee applies only if you elect the optional rider.)

* For contracts purchased between Jan. 26, 2009 and May 30, 2009, the current charge is 0.80%. For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.

The "Expense Summary -- Optional Rider Fees" section of the prospectus has been revised as follows:

The second sentence in the "Charges -- Accumulation Benefit rider fee" section of the prospectus has been replaced with the following:

If selected, we deduct an annual fee of 1.25%(2) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary.

(2) For contracts purchased between Jan. 26, 2009 and May 30, 2009, the current charge is 0.80%. For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.

For RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity/RiverSource Retirement Advisor 4 Select(R) Variable Annuity/RiverSource Retirement Advisor 4 Access(R) Variable Annuity -- New York:

The second sentence in the "Charges -- Accumulation Benefit rider fee" section of the prospectus has been replaced with the following:

If selected, we deduct an annual fee of 1.25%(2) of the greater of your contract value or the minimum contract accumulation value.

(2) For contracts purchased between Jan. 26, 2009 and May 30, 2009, the current charge is 0.80%. For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.
--------------------------------------------------------------------------------
S-6503-19 A (11/09)

* Valid until next prospectus update.